Expense Example {- FundsManager 85% Portfolio} - 02.28 VIP FundsManager Funds Investor Combo PRO-12 - FundsManager 85% Portfolio - VIP FundsManager 85% Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 92
3 years	296
5 years	519
10 years	$ 1,160